Vessels, net, Summary (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accumulated Depreciation [Abstract]
Depreciation	$ (6,870)	$ (6,673)
Net Book Value [Abstract]
Beginning balance	361,879
Depreciation	(6,870)	$ (6,673)
Ending balance	395,450
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	409,264
Additions	28,017
Foreign currency translation differences	1,287
Ending balance	438,568
Accumulated Depreciation [Abstract]
Beginning balance	(47,890)
Additions	(1,556)
Foreign currency translation differences	(55)
Depreciation	(6,870)
Ending balance	(56,371)
Net Book Value [Abstract]
Beginning balance	361,374
Additions	26,461
Foreign currency translation differences	1,232
Depreciation	(6,870)
Ending balance	382,197
Vessels Financed Under Sale and Lease Agreements [Member]
Net Book Value [Abstract]
Ending balance	367,461
Vessels Mortgaged as Security [Member]
Net Book Value [Abstract]
Ending balance	$ 27,485